Supplementary information to the cash flow (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Additions to property, plant and equipment and intangible assets - with no effect on cash		R$ 2,303,608	R$ 1,929,392	R$ 1,315,151
Additions to intangible assets / acquisition of licenses	[1]		R$ 2,682,469
T I M P Participated [Member]
IfrsStatementLineItems [Line Items]
Related obligations		3,584,000
Commitments payable		2,682,000
Cash impac		R$ 902,000

[1]	TIM participated in the 5G Auction of the 2.3GHz, 3.5Ghz and 26Ghz radio frequency bands for the deployment of the 5th Generation mobile telephony, winning several lots in these radio frequencies. As of December 2021, Capex recorded for licenses and related obligations is R$ 3,584 million. With the amount of R$ 2,682 million as a contra entry to authorizations payable and R$ 902 million with impact on cash.